INCOME TAXES - CARRYFORWARDS (Details) $ in Thousands	Dec. 31, 2016 USD ($)
U.S. federal
Income Taxes
Net operating loss carryforwards	$ 95,872
U.S. federal | Research Tax Credit Carryforward
Income Taxes
Research and development tax credit carryforwards	944
Massachusetts
Income Taxes
Net operating loss carryforwards	88,041
Massachusetts | Research Tax Credit Carryforward
Income Taxes
Research and development tax credit carryforwards	$ 183